Debt and Financing Arrangements (Details Textual)	12 Months Ended				37 Months Ended
	Apr. 30, 2018 USD ($) Bank	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Apr. 30, 2018 USD ($) Bank	May 14, 2018 USD ($)	Apr. 27, 2018 USD ($)	Aug. 31, 2017 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount	$ 4,700,000,000	$ 4,950,000,000			$ 4,700,000,000
Write off of Deferred Debt Issuance Cost	1,700,000
Termination of Short-Term Term Loan Commitment Letter							$ 1,900,000,000
Repayment of long-term debt	$ 1,050,300,000	200,000,000	$ 800,000,000
Percentage of the principal amount thereof which company can prepay	100.00%				100.00%
Revolving credit facility maximum borrowing capacity	$ 1,800,000,000				$ 1,800,000,000
Interest paid	158,900,000	162,200,000	$ 167,300,000
Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount							$ 1,500,000,000
Debt instrument face amount	0				0
Payments of Debt Issuance Costs	800,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount	800,000,000				$ 800,000,000
Payments of Debt Issuance Costs	$ 6,100,000
1.75% Senior Notes due March 15, 2018 [Member]
Outstanding derivative contracts
Interest rate on notes	1.75%				1.75%
Debt Instrument [Line Items]
Debt instrument face amount	$ 0	500,000,000.0			$ 0
Repayment of long-term debt	500,000,000
Term Loan Credit Agreement due March 23, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 0	$ 550,000,000.0			0
Repayment of long-term debt					$ 1,800,000,000
3.50% Senior Notes due October 15, 2021 [Member]
Outstanding derivative contracts
Interest rate on notes	3.50%	3.50%			3.50%
Debt Instrument [Line Items]
Debt instrument face amount	$ 750,000,000	$ 750,000,000.0			$ 750,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Payments of Debt Issuance Costs	4,100,000
Revolving credit facility maximum borrowing capacity	$ 1,800,000,000.0				$ 1,800,000,000.0			$ 1,500,000,000
Number of banks | Bank	11				11
Long-term Line of Credit	$ 0	0			$ 0
Commercial Paper [Member]
Debt Instrument [Line Items]
Commercial paper, borrowing capacity	1,800,000,000.0				1,800,000,000.0			$ 1,000,000,000
Commercial paper, amount outstanding	$ 144,000,000	$ 454,000,000			$ 144,000,000
Commercial paper weighted-average interest rate	2.20%	1.15%			2.20%
Fair Value Hedging [Member]
Outstanding derivative contracts
Gain (Loss) on Contract Termination				$ (58,100,000)
Treasury Lock [Member]
Debt Instrument [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	$ 2,700,000
Ainsworth [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Commercial paper, amount outstanding						$ 400,000,000
Ainsworth [Member] | Subsequent Event [Member] | Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount						$ 1,500,000,000
Weighted average interest rate on long-term debt						3.04%
Payments of Debt Issuance Costs, Incurred to Date						$ 2,800,000
Ainsworth [Member] | Subsequent Event [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Commercial paper weighted-average interest rate						2.27%